Taxation	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Taxation

14. Taxation
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2025 £m	2024 £m	2023 £m
UK current year charge	181	186	207
Rest of World current year charge	1,263	1,458	1,371
Charge/(credit) in respect of prior periods	(49)	(92)	43
Current taxation	1,395	1,552	1,621
Deferred taxation	(283)	(1,026)	(865)
	1,112	526	756
In 2025, GSK made corporate income tax payments globally of £1.2 billion (2024: £1.3 billion), of which £164 million (2024: £106 million) was UK corporation tax paid to HMRC. These amounts relate to corporate income tax only and do not include the various other business taxes borne by GSK each year.
The deferred tax credits in each period reflect current year losses where offset against taxable profits in future periods is probable, and the release of deferred tax liabilities, primarily in respect of temporary differences arising as a result of historic business combinations.
The following table reconciles the tax charge calculated at the UK statutory rate on Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2025 £m	2025%	2024 £m	2024%	2023 £m	2023%
Profit before tax	7,401		3,477		6,064
UK statutory rate of taxation	1,850	25.0	869	25.0	1,425	23.5
Differences in overseas taxation rates	(20)	(0.3)	179	5.1	159	2.6
Benefit of intellectual property incentives	(756)	(10.2)	(602)	(17.3)	(696)	(11.5)
R&D credits	(80)	(1.1)	(89)	(2.6)	(121)	(2.0)
Pillar Two tax	169	2.3	6	0.2	—	—
Other permanent differences	33	0.5	304	8.8	112	1.9
Re-assessments of prior year current tax estimates	(49)	(0.7)	(92)	(2.6)	43	0.7
Re-assessments of prior year deferred tax estimates	(97)	(1.3)	(40)	(1.2)	(147)	(2.4)
Changes in tax rates	62	0.8	(9)	(0.3)	(19)	(0.3)
Tax charge/tax rate	1,112	15.0	526	15.1	756	12.5
As a global biopharmaceutical company, we have a substantial business and employment presence in many countries. The impact of differences in overseas taxation rates arose from profits being earned in countries with tax rates differing from the UK statutory rate, the most significant of which in 2025 was the US. This favourable impact was complemented by the benefit of intellectual property incentives such as the UK Patent Box and Belgian Innovation Income Deduction (IID) regimes, which provide a reduced rate of corporation tax on profits earned from qualifying patents. We claim these incentives in the manner intended by the relevant statutory or regulatory framework. Global minimum corporate income tax rules in the UK and Belgium (in line with the
OECD’s Pillar Two framework) reduced the benefit of these incentives by £169 million.
Other permanent differences includes the impact of non-taxable revaluations of contingent consideration liabilities associated with recent acquisitions.
The Group’s tax rate is also influenced by updates to estimates of prior period tax liabilities following closure of open issues with tax authorities in various jurisdictions, and by changes in tax rates.
Future tax charges, and therefore our effective tax rate, may be affected by factors such as acquisitions, disposals, restructuring, the location of research and development activity, tax regime reforms and resolution of open matters as we continue to bring our tax affairs up to date around the world.

Tax on items charged to equity and statement of comprehensive income	2025 £m	2024 £m	2023 £m
Current taxation
Share-based payments	(4)	(4)	(1)
Defined benefit plans	–	–	(143)
Fair value movements on cash flow hedges	–	–	–
Fair value movements on equity investments	11	4	(6)
	7	–	(150)
Deferred taxation
Share-based payments	(27)	–	(6)
Defined benefit plans	33	122	184
Fair value movements on cash flow hedges	2	(1)	(1)
Fair value movements on equity investments	9	(21)	(8)
	17	100	169
Total charge/(credit) to equity and statement of comprehensive income	24	100	19
All of the above items have been charged to the statement of comprehensive income except for tax on share-based payments.
Issues relating to taxation
We are subject to taxation throughout our supply chain. The worldwide nature of our operations means that our cross-border supply routes, necessary to ensure supplies of medicines into numerous countries, can result in conflicting claims from tax authorities as to the profits to be taxed in individual countries. This can lead to double taxation (with the same profits taxed in more than one country). To mitigate the risk of double taxation, profits are recognised in territories by reference to the activities performed there and the value they generate. To ensure the profits recognised in jurisdictions are aligned to the activity undertaken there, and in line with current OECD guidelines, we base our transfer pricing policy on the arm’s length principle and support our transfer prices with economic analysis and reports. The Group also has open items in several jurisdictions concerning such matters as the deductibility of particular expenses and the tax treatment of certain business transactions. GSK applies a risk-based approach to determine the transactions most likely to be subject to challenge and the probability that the Group would be able to obtain compensatory adjustments under international tax treaties.
The calculation of the Group’s total tax charge therefore necessarily involves a degree of estimation and judgement in respect of certain items whose tax treatment cannot be finally determined until resolution has been reached with the relevant tax authority or, as appropriate, through a formal legal process. At 31 December 2025, the Group had recognised provisions of £649 million in respect of such uncertain tax positions (2024: £636 million). The increase in recognised provisions during 2025 was driven by the reassessment of estimates, net of the impact of agreement of a number of open issues with tax authorities in various jurisdictions.
Whilst the ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of agreements with the relevant tax authorities, or litigation where appropriate, the Group continues to consider that it has made appropriate provision for periods which are open and not yet agreed by the tax authorities.
A provision for deferred tax liabilities of £178 million as at 31 December 2025 (2024: £159 million) has been made in respect of taxation that would be payable on the remittance of profits by certain overseas subsidiaries. Whilst the aggregate amount of unremitted profits at the balance sheet date was approximately £18 billion (2024: £18 billion), the majority of these unremitted profits would not be subject to tax (including withholding tax) on repatriation, as UK legislation relating to company distributions provides for exemption from tax for most overseas profits, subject to certain exceptions. Deferred tax is not provided on temporary differences of £739 million (2024: £696 million) arising on unremitted profits as management has the ability to control any future reversal and does not consider such a reversal to be probable.
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra- Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total
At 1 January 2024	26	(676)	921	1,252	571	1,994	74	1,576	5,738
Exchange adjustments	9	(37)	2	(10)	(5)	–	–	11	(30)
Credit/(charge) to income statement	97	197	50	32	(103)	455	(8)	306	1,026
Credit/(charge) to statement of comprehensive income	–	–	–	–	(122)	–	–	22	(100)
Acquisitions/disposals	–	(190)	–	–	–	–	–	–	(190)
R&D credits utilisation	–	–	–	–	–	–	–	(69)	(69)
At 31 December 2024	132	(706)	973	1,274	341	2,449	66	1,846	6,375
Exchange adjustments	(5)	111	(1)	(56)	(8)	(1)	(3)	(116)	(79)
Credit/(charge) to income statement	77	50	(90)	(292)	(50)	493	3	92	283
Credit/(charge) to statement of comprehensive income	–	–	–	–	(28)	–	17	(6)	(17)
Acquisitions/disposals	5	(417)	–	–	14	67	–	10	(321)
Transfer of assets held for sale/distribution	18	7	–	–	–	–	–	(37)	(12)
At 31 December 2025	227	(955)	882	926	269	3,008	83	1,789	6,229
Deferred tax liabilities in relation to intangible assets predominantly relate to temporary differences arising as a result of historic business combinations. Acquisitions within the year predominantly relate to IDRx, Inc. and BP Asset IX, Inc. (see Note 40,
'Acquisitions and disposals').
The Group continues to recognise deferred tax assets on future obligations in respect of contingent consideration amounts payable to minority shareholders. These payments are tax deductible at the point in time at which payment is made.
A deferred tax asset is recognised on intra-Group profits arising on inter-company inventory which are eliminated within the consolidated accounts. As intra-Group profits are not eliminated from the individual entities’ tax returns a temporary difference arises that will reverse at the point in time inventory is sold externally.
The deferred tax asset of £3,008 million (2024: £2,449 million) recognised on tax losses relates to trading losses. Such deferred tax assets are only recognised to the extent Group long-range forecasts indicate sufficient future taxable profits will be available to utilise such assets (forecast by around 2030). Other net temporary differences included accrued expenses for which a tax deduction is only available on a paid basis. The Group has adopted the mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules, as required under IAS 12.
Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2025 £m	2024 £m
Deferred tax assets	6,520	6,757
Deferred tax liabilities	(291)	(382)
	6,229	6,375

		2025		2024
Unrecognised tax losses and attributes	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses and attributes expiring:
Within 10 years	1,625	154	1,034	145
More than 10 years	1,150	66	1,598	84
Available indefinitely	241	50	693	161
At 31 December	3,016	270	3,325	390

Capital losses expiring:
Available indefinitely	2,250	564	2,253	565
At 31 December	2,250	564	2,253	565
Deferred tax assets are only recognised where it is probable that future taxable profit will be available to utilise losses.